Share-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance of share-based compensation awards	10,200,000
Stock option expiration period	10 years
Stock options issued	225,000
Aggregate fair value of stock options issued	$ 4.9
Options grants during the period		0	0
Restricted stock awards restrictions eliminated period	After one year
Options grant date fair value	$ 21.63
Recognized share-based compensation expense	133.6	48.8	39.8
Non-equity settled awards	1.5	0.7
Tax benefits from share-based compensation	44.4	17.7	14.4
Unrecognized future stock-based compensation expense	75.3
Remaining weighted average period (years)	1 year 10 months 24 days
Warner Chilcott [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance of share-based compensation awards	1,300,000
Recognized share-based compensation expense	$ 45.4
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option exercisable period	4 years
Minimum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option exercisable period	3 years
Minimum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option exercisable period	1 year
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option exercisable period	5 years
Maximum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option exercisable period	4 years